Interest in subsidiary (Detail) - Rakita Financial Results - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Net loss and comprehensive loss attributable to non-controlling interest	$ 5,015	$ 2,443
Rakita [Member]
Statement Line Items [Line Items]
Net loss and comprehensive loss	(5,432)	(10,503)
Net loss and comprehensive loss attributable to non-controlling interest	$ (404)	$ (1,154)